Average Annual Total Returns - 1290 Retirement 2040 Fund	Mar. 01, 2021
SpTargetDateTwoZeroFourZeroIndex [Member]
Average Annual Return:
1 Year	13.37%
Since Inception	10.58%
Class I Shares
Average Annual Return:
1 Year	8.17%
Since Inception	9.22%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	6.92%
Since Inception	8.22%
Inception Date	Feb. 27, 2017
Class I Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	5.17%
Since Inception	6.79%
Inception Date	Feb. 27, 2017